New accounting standards	12 Months Ended
Dec. 31, 2020
New accounting standards
New accounting standards

4.New accounting standards

4.1New accounting policies and amendments not yet adopted

In September 2019, the International Accounting Standards Board (IASB) finalized Phase 1 of the IBOR Reform and issued the document Interest Rate Benchmark Reform (“the Reform”), which contains amendments to IFRS 9 and IFRS 7.  These amendments are effective for annual periods beginning on or after 1 January 2020.

In August 2020, the IASB published the second phase of the project amendments to the Reform; this document contains exemptions and clarifications for the applicable financial instruments.

Phase 2 of the Reference Interest Rate Reform Project

This document contains:

-	Clarifications on changes in the basis used for determining contractual cash flows
-	Practical exemptions applicable to the existing criteria for re-estimating financial assets and liabilities at variable interest rates to account for modifications resulting from the Reform.
-	Practical exemptions allowing changes in the initial documentation of hedging relationships
-	Waivers for hedge groups of hedged items and interest rate risk portfolios when the items in the designated group are subject to the contractual amendments resulting from the Reform
-	Adds additional requirements when there are changes in the basis used to determine the contractual cash flows of the financial asset or liability that has given rise to the designation of a hedge
-	Provides temporary waiver in the designation of risk components
-	New disclosure requirements are included in the financial statements

The amendments issued in the second phase of the project are mandatory for annual periods beginning on or after 1 January 2021, and early adoption is permitted.

As of 31 December 2020, the Bank has not made the adoption of the reforms contained in phases 1 and 2 of the project amendments.

Managing interest rate benchmark reform and any risks arising due to reform

Fundamental reform of significant interest rate benchmarks is being undertaken globally, including the replacement of interbank offered rates (IBORs) with alternative nearly risk-free rates. Due to the nature of its business, the Bank’s portfolio is mainly constituted of short-term fixed rate assets and liabilities.  However, the Bank has exposures to IBORs (USD LIBOR only) on its financial instruments that will be replaced or reformed as part of these market-wide initiatives. There is uncertainty over the timing and the methods of transition. The Bank anticipates that IBOR Reform will impact its risk management and hedge accounting.

The Bank’s LIBOR Transition Steering Committee (LTSC) monitors and manages the transition to alternative rates. The Committee evaluates the extent to which contracts reference IBOR cash flows, whether such contracts need to be amended as a result of IBOR Reform and how to manage communication about IBOR reform with counterparties. The Committee reports to the Board of Directors and collaborates with other business functions as needed. It provides periodic reports to management on interest rate risk and risks arising from IBOR Reform.

Although USD LIBOR was planned to be discontinued by the end of 2021, consultations and possible regulatory changes are in progress. This may mean that certain USD LIBOR tenors may continue to be published until  June 30, 2023.

At the end of 2020, the Bank commenced amending existing loans and advances to corporate customer, including loan commitments. These amendments incorporate a fallback provision stating that the existing USD LIBOR benchmark rate will be replaced by SOFR (Secured Overnight Financing Rate) when USD LIBOR ceases to exist.  The Bank plans to finish the process of amending contractual terms by the end of 2021.

The main risks to which the Bank is exposed as a result of IBOR reform are operational. Such operational risks include the renegotiation of loan contracts through bilateral negotiation with customers, updating of contractual terms, updating of systems that use USD LIBOR curves and revision of operational controls related to the Reform. Financial risk is predominantly limited to interest rate risk.

Non-derivative financial instruments and loan commitments

Quantitative Information

Disaggregated information by financial instruments that have yet to transition to an alternative benchmark rate as at the end of the reporting period December 31, 2020 is the following. The information presented is the remaining exposure as at each reporting period.

	USD LIBOR	USD LIBOR	USD LIBOR
	as of	as of	as of June
	December 31, 2021	December 31, 2022	30, 2023
	(Notional in US$	(Notional in US$	(Notional in US$
	thousands)	thousands)	thousands)
Non-derivative financial assets
Loans	1,034,252	473,643	416,833
Non-derivative financial liabilities
Borrowings	222,500	62,500	12,500
Loan commitments	63,333	60,000	10,000

The Bank has USD LIBOR exposures on floating-rate loans and advances to customers and loan commitments.

Derivatives held for risk management and hedge accounting

The Bank's derivative instruments are governed by ISDA's 2006 definitions.  ISDA has reviewed its definitions in light of IBOR Reform and issued an IBOR fallbacks supplement on October 23, 2020. This sets out how the amendments to new alternative benchmark rates (e.g., SOFR) in the 2006 ISDA definitions will be accomplished. The effect of the supplement is to create fallback provisions in derivatives that describe what floating rates will apply on the permanent discontinuation of certain key IBORs or in ISDA declaring a non-representative determination of an IBOR.

The Bank plans to adhere to the protocol to implement the fallbacks to derivative contracts that were entered into before the effective date of the supplement. If derivative counterparties also adhere to the protocol, then new fallbacks will be automatically implemented in existing derivative contracts on the later of when the supplement becomes effective or both counterparties adhere to the protocol. From that date, all new derivatives that reference the ISDA definitions will also include the fallbacks. Consequently, the Bank is monitoring whether its counterparties will also adhere to the protocol and, if there are counterparties that will not, then the Bank plans to negotiate with them bilaterally about inclusion of new fallback clauses.

As of December 31, 2020, the Bank has not amended its derivatives instruments with its counterparties.

Hedge Accounting

The Bank has evaluated the extent to which its fair value and cash flow hedging relationships are subject to uncertainty driven by IBOR Reform as at the reporting date.  The Bank's hedged items and hedging instruments continue to be indexed to USD LIBOR benchmark rates. These USD LIBOR benchmark rates are quoted each day and IBOR cash flows are exchanged with its counterparties as usual.

The Bank has very limited cash flow hedging relationships with USD LIBOR risks extending beyond the anticipated revised cessation date for USD LIBOR.  Exposure to USD LIBOR designated in a cash flow hedging relationship at 31 December 2020 is a nominal amount of $20 million attributable to the interest rate swap hedging USD LIBOR cash flows on the Bank's USD liabilities maturing in 2023.

The Bank expects that SOFR will replace USD LIBOR, but there is uncertainty over the timing and amount of the replacement rate cash flows. Such uncertainty may impact the hedging relationship – e.g., its effectiveness assessment and highly probable assessment. For these assessments, the Bank assumes that the hedged benchmark interest rate, the cash flows of the hedged item and/or the hedging instrument will not be altered as a result of IBOR Reform.

If a hedging relationship impacted by uncertainty about IBOR Reform has not been highly effective throughout the financial reporting period, then the Bank will evaluate whether the hedge is expected to be highly effective prospectively and whether the effectiveness of the hedging relationship can be reliably measured. The hedging relationship will not be discontinued as long as it meets all criteria for hedge accounting, with the exception of the requirement that the hedge was actually highly effective.

Hedging relationships impacted by uncertainty about IBOR Reform may experience ineffectiveness attributable to market participants' expectations of when the shift from the existing IBOR benchmark rate to an alternative benchmark interest rate will occur. This transition may occur at different times for the hedged item and the hedging instrument, which may lead to hedge ineffectiveness. The Bank has measured its hedging instruments indexed to IBORs using available quoted market rates for IBOR-based instruments of the same tenor and similar maturity and has measured the cumulative change in the present value of hedged cash flows attributable to changes in IBOR on a similar basis.

When the uncertainty arising from IBOR reform no longer exists, the Bank will cease to apply the assumptions that the hedged benchmark interest rate, the cash flows of the hedged item and/or hedging instrument will not be altered as a result of IBOR Reform. At that time, the Bank will also remeasure the cumulative changes in the hedged cash flows and the hedging instrument based on new alternative benchmark rates – i.e., SOFR. For the purpose of remeasuring the cumulative changes in the hedged cash flows, the Bank will amend the terms of the hypothetical derivative to reflect the changes required by IBOR Reform in the hedged item.

Quantitative Information

Disaggregated information by derivative financial instruments that have yet to transition to an alternative benchmark rate as at the end of the reporting period December 31, 2020 is the following. The information presented is the remaining notional amount as at each reporting period.

	USD LIBOR	USD LIBOR	USD LIBOR
	as at December	as at December	as at June
	31, 2021	31, 2021	30, 2023
	(Notional	(Notional	(Notional
	US$,000)	US$,000)	US$,000)
Derivatives held for risk management
Derivative financial instruments - assets	3,006	1,937	—
Derivative financial instruments - liabilities	400,414	88,768	68,768

Leasing Reform IFRS 16

In May 2020, the IASB published the document “Rental Lease concessions related to COVID-19", which contains amendments to IFRS 16 Leases effective as of June 1, 2020, in order to provide relief to the lessee with respect to the rental concessions granted as a result of the events of COVID-19, where in the existing event the lessee must re-measure the responsibility of the lease using a revised discount rate.

At the reporting date, the Bank has not modified nor received concessions in the lease agreements entered into with third parties.